SUPPLEMENT DATED APRIL 1, 2004 TO THE
                                                SCUDDER ADVOCATE REWARDS ANNUITY
                                                  PROSPECTUS DATED MAY 15, 2003,
                                                    SUPPLEMENTED JANUARY 6, 2004

The following information supplements, and to the extent inconsistent therewith, replaces the information in Scudder Advocate Rewards Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

PURCHASE PAYMENT CREDITS

THE FIRST PARAGRAPH OF THE SECTION OF THE PROSPECTUS ENTITLED "PURCHASE PAYMENT CREDITS" IS DELETED AND REPLACED WITH THE FOLLOWING:

For Contracts issued between April 1, 2004 and June 30, 2004, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.

For Contracts issued prior to April 1, 2004, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 4.5% of the Purchase Payment.

THE SECOND PARAGRAPH OF THE SECTION OF THE PROSPECTUS ENTITLED "EXAMPLES" IS DELETED AND REPLACED WITH THE FOLLOWING:

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets, Purchase Payment Credits of 6.0%, and Separate Account charges of 3.10%, which is the maximum charge for the maximum number of optional benefits. For those contracts that do not elect the maximum number of optional benefits, the expenses would be lower. The examples also reflect the annual contract administrative charge.


April 2004                                                               L-23169

                                           SUPPLEMENT DATED APRIL 1, 2004 TO THE
                                                SCUDDER ADVOCATE REWARDS ANNUITY
                                                  PROSPECTUS DATED MAY 15, 2003,
                                                    SUPPLEMENTED JANUARY 6, 2004

The following information supplements, and to the extent inconsistent therewith, replaces the information in Scudder Advocate Rewards Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

GUARANTEED INCOME SOLUTION BENEFITS

EFFECTIVE APRIL 1, 2004, WE ARE OFFERING TWO DIFFERENT VERSIONS OF THE GUARANTEED INCOME SOLUTION BENEFIT THAT DIFFER PRIMARILY BASED ON THE MANNER IN WHICH WE TREAT PURCHASE PAYMENT CREDITS UNDER THE CONTRACT. THE STANDARD GUARANTEED INCOME SOLUTION BENEFIT ("GIS") EXCLUDES PURCHASE PAYMENT CREDITS FROM THE GUARANTEES PROVIDED UNDER THE BENEFIT. WE OFFER AN ENHANCED VERSION OF THE GUARANTEED INCOME SOLUTION BENEFIT (CALLED "GIS PLUS") WHERE THE GUARANTEES PROVIDED UNDER THE BENEFIT INCLUDE PURCHASE PAYMENT CREDITS ASSOCIATED WITH YOUR PURCHASE PAYMENTS. THE CHARGE FOR GIS PLUS IS HIGHER THAN GIS. YOU SHOULD CONSIDER WHETHER THE ADDITIONAL COST FOR THE GIS PLUS BENEFIT IS APPROPRIATE FOR YOU BASED ON THE ADDITIONAL GUARANTEES PROVIDED UNDER THE BENEFIT.

THE SECTION OF THE PROSPECTUS ENTITLED "SUMMARY - WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT?" IS AMENDED TO DELETE AND REPLACE THE SECTION RELATED TO THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH THE FOLLOWING:

If you select the Guaranteed Income Solution or Guaranteed Income Solution Plus, a MAXIMUM charge of 1.00% annually will be deducted from amounts in the Variable Funding Options. The CURRENT charge is 0.40% if you elect Guaranteed Income Solution (the standard benefit). The current charge is 0.55% if you elected Guaranteed Income Solution Plus (the enhanced benefit).

THE SECTION OF THE PROSPECTUS ENTITLED "FEE TABLE" IS AMENDED TO DELETE AND REPLACE FOOTNOTE 4 WITH THE FOLLOWING:

(4) The current charge for the Guaranteed Income Solution Benefit is 0.40%. The current charge for the Guaranteed Income Solution Plus Benefit is 0.55%.

THE LAST PARAGRAPH OF THE SECTION ENTITLED "PURCHASE PAYMENT CREDITS" IS DELETED AND REPLACED WITH THE FOLLOWING PARAGRAPH:

Purchase Payment Credits are not included in your Remaining Benefit Base if you elect the Guaranteed Income Solution. Purchase Payment Credits are included in your Remaining Benefit Base if you elect the Guaranteed Income Solution Plus. Please refer to the description of the Guaranteed Income Solution Benefits for more information.

THE SECTION OF THE PROSPECTUS ENTITLED "GMWB CHARGE" IS DELETED AND REPLACED WITH THE FOLLOWING PARAGRAPH:

If Guaranteed Income Solution or Guaranteed Income Solution Plus is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a MAXIMUM of 1.00% of the amounts held in each funding option. The CURRENT charge is 0.40% if you elect Guaranteed Income Solution. The CURRENT charge is 0.55% if you elected Guaranteed Income Solution Plus.

THE SECTION OF THE PROSPECTUS ENTITLED "GUARANTEED MINIMUM WITHDRAWAL BENEFIT" IS DELETED AND REPLACED WITH THE FOLLOWING:

GUARANTEED INCOME SOLUTION BENEFITS

For an additional charge, you may elect either Guaranteed Income Solution ("GIS") or Guaranteed Income Solution Plus ("GIS Plus"), each a living benefit that guarantees return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GIS and GIS Plus will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.

If you elect GIS, your initial Purchase Payment is used to determine your initial remaining benefit base or "RBB". Your initial RBB does not include Purchase Payment Credits. If you elect GIS Plus, your initial Purchase Payment and any associated Purchase Payment Credits are used to determine your initial RBB. The initial RBB is the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after you purchased GIS or GIS Plus, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GIS or GIS Plus, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. If you elect GIS, your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. If you elect GIS Plus, your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment and any associated Purchase Payment Credit. We reserve the right not to include subsequent Purchase Payments and any associated Purchase Payment Credits in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment (and any associated Purchase Payment Credits if you elect GIS
Plus), depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your benefit. We may impose a maximum RBB in the future for Contract Owners who elect GIS or GIS Plus, but the maximum RBB will never be less than the cumulative Purchase Payments (and any associated Purchase Payment Credits if you elect GIS Plus) to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments (and associated Purchase Payment Credits if you have elected GIS Plus) and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. If you elect GIS, the partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal minus any Purchase Payment Credits applied within 12 months of the withdrawal. If you elect GIS Plus, the partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For purposes of the examples below, assume your initial Purchase Payment is $100,000 and a withdrawal of $10,000 is taken in Contract Year two.

                                      GUARANTEED INCOME SOLUTION BENEFIT

------------------------------------------------------------------------------------------------------------------------------------
                                 Assumes 15% gain on investment                        Assumes 15% loss on investment
------------------------------------------------------------------------------------------------------------------------------------
                      Contract             RBB                 AWB (5%)         Contract             RBB                AWB (5%)
                        Value                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Values as of
------------------------------------------------------------------------------------------------------------------------------------
Contract Date          $106,000          $100,000               $5,000           $106,000          $100,000              $5,000
------------------------------------------------------------------------------------------------------------------------------------
Immediately prior
to withdrawal,
Contract Year two      $121,900          $100,000               $5,000           $90,100           $100,000              $5,000
------------------------------------------------------------------------------------------------------------------------------------
Immediately after                        $91,797                $4,590           $80,100           $88,901               $4,445
withdrawal,
Contract Year                      [100,000 - (100,000      [5,000 - (5,000                  [100,000 - (100,000    [5,000 - (5,000
two                    $111,900     x10,000/121,900)]      x10,000/121,900)]                   x10,000/90,100)]     x10,000/90,100)]
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Change in Value
due to Withdrawal
(Partial
Surrender
Reduction)             $10,000            $8,203                 $410            $10,000           $11,099                $555
------------------------------------------------------------------------------------------------------------------------------------

                                      GUARANTEED INCOME SOLUTION PLUS BENEFIT

------------------------------------------------------------------------------------------------------------------------------------
                                 Assumes 15% gain on investment                        Assumes 15% loss on investment
------------------------------------------------------------------------------------------------------------------------------------
                      Contract             RBB                 AWB (5%)         Contract             RBB                AWB (5%)
                        Value                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Values as of
------------------------------------------------------------------------------------------------------------------------------------
Contract Date          $106,000          $106,000               $5,300           $106,000          $106,000              $5,300
------------------------------------------------------------------------------------------------------------------------------------
Immediately prior
to withdrawal,
Contract Year two      $121,900          $106,000               $5,300           $90,100           $106,000              $5300
------------------------------------------------------------------------------------------------------------------------------------
Immediately after      $111,900          $97,304                $4,865           $80,100           $94,235               $4,712
withdrawal,
Contract Year                       [106,000- (106,000      [5,300 - (5,300                  [106,000 - (106,000     [5,300- (5,300
two                    $111,900     x10,000/121,900)]     x10,000/121,900)]]                   x10,000/90,100)]     x10,000/90,100)]
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Change in Value
due to Withdrawal
(Partial
Surrender
Reduction)             $10,000            $8,696                 $435            $10,000           $11,765                $588
------------------------------------------------------------------------------------------------------------------------------------

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value (minus any Purchase Payment Credits received 12 months prior to the reset date if you elect GIS). Depending on your Contract Value and the current fee for GIS or GIS Plus, it may not be beneficial to reset your RBB. The current charge in effect at the time of the reset will apply. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract Year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

       o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

       o The total annual payment amount will equal the AWB and will never exceed your RBB, and

       o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GIS or GIS Plus, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GIS or GIS Plus may impact your death benefit.



April 2004                                                               L-23168

                                           SUPPLEMENT DATED APRIL 1, 2004 TO THE
                                                PORTFOLIO ARCHITECT PLUS ANNUITY
                                                   PROSPECTUS DATED MAY 1, 2003,
                                                  SUPPLEMENTED DECEMBER 31, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Portfolio Architect Plus Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

PURCHASE PAYMENT CREDITS

THE FIRST PARAGRAPH OF THE SECTION OF THE PROSPECTUS ENTITLED "PURCHASE PAYMENT CREDITS" IS DELETED AND REPLACED WITH THE FOLLOWING:

For Contracts issued between April 1, 2004 and April 30, 2004, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.

For Contracts issued prior to April 1, 2004, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 4.5% of the Purchase Payment.

THE SECOND PARAGRAPH OF THE SECTION OF THE PROSPECTUS ENTITLED "EXAMPLES" IS DELETED AND REPLACED WITH THE FOLLOWING:

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets, Purchase Payment Credits of 6.0%, and Separate Account charges of 3.10%, which is the maximum charge for the maximum number of optional benefits. For those contracts that do not elect the maximum number of optional benefits, the expenses would be lower. The examples also reflect the annual contract administrative charge.


April 2004                                                               L-23170

                                           SUPPLEMENT DATED APRIL 1, 2004 TO THE
                                              PIONEER ANNUISTAR(S)M PLUS ANNUITY
                                                 PROSPECTUS DATED APRIL 22, 2003


The following information supplements, and to the extent inconsistent therewith, replaces the information in the Pioneer Annuistar(SM) Plus Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

PURCHASE PAYMENT CREDITS

THE FIRST PARAGRAPH OF THE SECTION OF THE PROSPECTUS ENTITLED "PURCHASE PAYMENT CREDITS" IS DELETED AND REPLACED WITH THE FOLLOWING:

For Contracts issued between May 1, 2003 and June 30, 2004, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.

THE SECOND PARAGRAPH OF THE SECTION OF THE PROSPECTUS ENTITLED "EXAMPLES" IS DELETED AND REPLACED WITH THE FOLLOWING:

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets, Purchase Payment Credits of 6.0%, and Separate Account charges of 3.10%, which is the maximum charge for the maximum number of optional benefits. For those contracts that do not elect the maximum number of optional benefits, the expenses would be lower. The examples also reflect the annual contract administrative charge.



April 2004

L-23171

                                                                   15448-00-0404